Fair value of assets and liabilities - Notional Amount/ Maximum Potential Payout, Fair Value (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Financial Instruments Recorded at Fair Value on a Recurring Basis
Financial guarantee derivative assets, Fair value	¥ 0	$ 0	¥ 1,038,258
Financial guarantee derivative, Fair value	15,425,681	2,205,843	0
Recurring
Financial Instruments Recorded at Fair Value on a Recurring Basis
Financial guarantee derivative assets, Notional Amount	0	0	130,290,057
Financial guarantee derivative assets, Maximum Potential Payout	0	0	21,975,258
Financial guarantee derivative assets, Fair value	0	0	1,038,258
Financial guarantee derivative liabilities, Notional Amount	245,983,263	35,175,139	0
Financial guarantee derivative liabilities, Maximum Potential Payout	133,219,259	19,050,101	0
Financial guarantee derivative, Fair value	¥ 15,425,681	$ 2,205,843	¥ 0